OTHER CURRENT ASSETS AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Current Assets [Abstract]
Deferred Financing Costs	$ 359	$ 359
Firm Commitment	0	3,077
Other Current Assets	738	636
Total	1,097	4,072
Accrued Liabilities [Abstract]
Accrued Interest	589	279
Accrued Costs	515	610
Deferred Revenues	1,106	1,310
Forward Contracts	0	3,087
Total	$ 2,210	$ 5,286